Intangible Assets	6 Months Ended
Jun. 30, 2019
INTANGIBLE ASSETS [Abstract]
Intangible Assets

NOTE 5 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2019 and December 31, 2018 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2017	$83,716	$(75,636)	$8,080
Additions	—	(3,748)	(3,748)

Favorable lease terms December 31, 2018	$83,716	$(79,384)	$4,332
Additions	—	(583)	(583)

Favorable lease terms June 30, 2019	$83,716	$(79,967)	$3,749

Amortization expense of favorable lease terms for each of the periods ended June 30, 2019 and 2018 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Favorable lease terms	$(291)	$(1,016)	$(583)	$(2,032)

Total	$(291)	$(1,016)	$(583)	$(2,032)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2020	1,166
2021	1,166
2022	1,166
2023 and thereafter	251

Total	$3,749

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 11.8 years for the remaining favorable lease terms, at inception.